Average Annual Total Returns - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable Sector Fund
	Jul. 30, 2024
Fidelity SAI Sustainable Sector Fund | Return Before Taxes
Average Annual Return:
Past 1 year	31.66%
Since Inception	8.22%	[1]
Fidelity SAI Sustainable Sector Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	31.49%
Since Inception	8.07%	[1]
Fidelity SAI Sustainable Sector Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.85%
Since Inception	6.29%	[1]
WA006
Average Annual Return:
Past 1 year	26.06%
Since Inception	6.05%
IXWX9
Average Annual Return:
Past 1 year	27.82%
Since Inception	7.44%

[1]	A From April 14, 2022 .